CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Allowance doubtful accounts	$ 33,600	$ 33,600	$ 15,600	$ 15,600
Common stock, par value	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Common stock, authorized shares	20,000,000	20,000,000	20,000,000	15,000,000
Common stock, issued shares	7,023,401	7,023,401	7,023,401	6,477,945
Common stock, outstanding shares	7,003,599	7,003,599	7,003,599	6,458,143
Stock held in treasury, shares	19,802	19,802